Description of Plan (Details) - EBP 030 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Investments purchased	$ 483,795,761	$ 410,537,459
Maximum annual compensation to total compensation, percentage	40.00%
Matching percentage	50.00%
Participant compensation matched, percentage	10.00%
Automatic deferral rate	3.00%
Discretionary contribution paid	$ 72,956,527	67,334,532
Forfeited nonvested account	1,909,236	1,943,359
Forfeited nonvested account, decrease from employer contribution	8,593,595	$ 9,394,145
Involuntary cash-out limit	7,000
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Basis spread on variable rate	1.00%
Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	10.00%
Minimum
EBP, Description of Plan [Line Items]
Borrowing term	1 year
Minimum | Defined Benefit Pension Eligible Locations
EBP, Description of Plan [Line Items]
Matching percentage	2.00%
Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	5.00%
Borrowing term	5 years
Maximum | Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	5.00%
Maximum | Defined Benefit Pension Eligible Locations
EBP, Description of Plan [Line Items]
Matching percentage	4.00%